OTHER INTANGIBLE ASSETS - Narrative (Details) - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021
OTHER INTANGIBLE ASSETS (Details) - Narrative [Line Items]
Intangible assets other than goodwill	£ 4,654	£ 4,144
Brands £m
OTHER INTANGIBLE ASSETS (Details) - Narrative [Line Items]
Intangible assets other than goodwill	£ 380	£ 380
Discount rate used in current estimate of value in use (in percent)	10.00%
Growth rate used to extrapolate cash flow projections (in percent)	3.50%